Shareholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shareholders’ Deficit [Abstract]
Schedule of shares of Class A common stock for issuance
	Nature of Reserve	As of March 31, 2023	As of December 31, 2022
a.	Indemnification reserve: Upon the expiration of the indemnification period of two years as described in the Business Combination agreement, subject to the payments of indemnity claims, if any, the Company will issue up to 750,000 shares to former Onyx shareholders	750,000	750,000
b.	EIP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Equity Incentive Plan	3,212,078	3,212,078
c.	ESPP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Employee Stock Purchase Plan	2,043,582	2,043,582
	Total shares reserved for future issuance	6,005,660	6,005,660

Nature of Reserve	As of December 31, 2022	As of December 31, 2021
a. Indemnification reserve: Upon the expiration of the indemnification period of two years as described in the Business Combination Agreement, subject the payments of indemnity claims, if any, the Company will issue up to 750,000 Common shares to former Onyx shareholders	750,000	750,000
b. EIP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Equity Incentive Plan	3,212,078	4,112,248
c. ESPP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Employee Stock
Purchase Plan	2,043,582	2,043,582
Total shares reserved for future issuance	6,005,660	6,905,830